Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $75,579 including prepaid land lease payments, property, plant and equipment are all located in mainland China (December 31, 2015 - $73,487). The Company’s total assets by geographic location are as follows:

	December 31,
	2016	2015
		(Restated)
Assets
Mainland China	$196,276	$173,572
Hong Kong	15,079	29,355
Total Assets	$211,355	$202,927

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2016	2015	2014
Sales
Inactivated hepatitis vaccines	$20,596	$49,416	$48,450
Influenza vaccines	9,829	12,674	12,131
Enterovirus 71 vaccines	35,140	-	-
H5N1	6,389	3,852	201
Mumps	477	1,472	2,150
Total Sales	$72,431	$67,414	$62,932

The H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 vaccines are dependent on government stockpiling purchases.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2016	2015	2014
Sales
Mainland China	$71,184	$66,779	$61,955
Foreign countries	1,247	635	977
Total Sales	$72,431	$67,414	$62,932